UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06199

The Nottingham Investment Trust II
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices) (Zip code)

CT Corporation System
155 Federal Street, Suite 700, Boston, MA 02110
(Name and address of agent for service)

with a copy to:
The Law Offices of John H. Lively & Associates, Inc.
A Member Firm of the 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS 66224

Registrant’s telephone number, including area code: 410-837-3234

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2011
		Shares or	Coupon /	Maturity	Value
		Principal	Discount Rate	Date	(Note 1)

UNITED STATES AGENCY & RELATED OBLIGATIONS - 41.00%
	Alter Barge Line Inc Title XI	194,000	6.000%	3/1/2026	$ 225,387
*	Ecuador Government US AID Bond	19,512	7.050%	5/1/2015	22,292
	Israel Government US AID Bond	175,000	5.500%	9/18/2033	195,472
	Matson Navigation Co Inc Title XI	221,000	5.337%	9/4/2028	238,247
	Rowan Cos Inc Title XI	178,564	2.800%	10/20/2013	183,193
	SBA Series 1992-20H	20,493	7.400%	8/1/2012	21,016
	SBA Series 1995-20-L	30,749	6.450%	12/1/2015	33,794
	SBA Series 1997-20A	25,921	7.150%	1/1/2017	28,728
	SBA Series 1998-20B	98,712	6.150%	2/1/2018	107,375
	SBA Series 1999-20-L	92,716	7.300%	9/1/2019	102,552
	SBA Series 2000-20K	223,733	7.220%	11/1/2020	249,359
	SBA Series 2001-20A	176,490	6.290%	1/1/2021	192,394
	SBA Series 2001-20K	299,356	5.340%	11/1/2021	321,491
	SBA Series 2002-10B	66,055	5.300%	3/1/2012	66,926
	SBA Series 2002-20H	117,420	5.310%	8/1/2022	127,150
	SBA Series 2003-10B	56,854	3.390%	3/1/2013	57,623
	SBA Series 2004-20D	125,961	4.770%	4/1/2024	134,227
	SBA Series 2005-20B	189,767	4.625%	2/1/2025	201,717
	SBA Series 2005-20L	108,671	5.390%	12/1/2025	117,644
	SBA Series 2006-20H	127,600	5.700%	8/1/2026	139,354
	SBA Series 2006-20K	385,440	5.360%	11/1/2026	418,292
	SBA Series 2007-20A	130,283	5.320%	1/1/2027	140,824
	SBA Series 2007-20G	150,279	5.820%	7/1/2027	168,297
	SBA Series 2008-20A	133,972	5.560%	9/1/2027	147,287
	SBA Series 2008-20A	142,895	5.170%	1/1/2028	155,576
	SBA Series 2008-20C	163,802	5.490%	3/1/2028	178,212
	SBA Series 2008-20D	143,669	5.370%	4/1/2028	156,825
	SBA Series 2008-20E	90,945	5.490%	5/1/2028	99,228
	SBA Series 2008-20I	168,866	5.600%	9/1/2028	184,975
	SBA Series 2009-20C	85,393	4.660%	3/1/2029	91,333
	SBA Series 2009-20F	123,843	4.950%	6/1/2029	133,574
	Sterling Equipment Title XI	201,740	6.125%	9/28/2019	220,466
	Tennessee Valley Authority	150,000	4.650%	6/15/2035	145,691
	United States Treasury Note/Bond	1,125,000	2.625%	11/15/2020	1,083,516
	United States Treasury Strip Coupon	550,000	0.000%	8/15/2035	177,407
	United States Treasury Strip Coupon	575,000	0.000%	8/15/2025	317,495
	United States Treasury Strip Coupon	400,000	0.000%	8/15/2030	167,889

Total United States Agency & Related Obligations (Cost $6,498,968)					6,752,828

(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2011
		Shares or	Coupon /	Maturity	Value
		Principal	Discount Rate	Date	(Note 1)

MORTGAGE-BACKED SECURITIES - 24.79%
	Fannie Mae Pool #745275	278,704	5.000%	2/1/2036	$297,562
	Fannie Mae Pool #745418	269,470	5.500%	4/1/2036	293,016
	Fannie Mae Pool #874210	122,919	5.260%	1/1/2025	132,644
	Fannie Mae Pool #888829	57,118	5.832%	6/1/2037	60,555
	Fannie Mae Pool #926050	122,639	5.000%	4/1/2038	130,516
	Fannie Mae Pool #931293	109,156	6.000%	6/1/2039	121,700
	Fannie Mae Pool #958736	153,187	4.940%	5/1/2019	165,618
	Fannie Mae Pool #AA3414	138,349	4.500%	3/1/2039	143,384
	Fannie Mae Pool #AB1152	140,068	4.000%	6/1/2025	146,204
	Fannie Mae Pool #AD0166	146,751	4.876%	8/1/2019	160,776
	Fannie Mae Pool #AD0342	146,925	4.639%	10/1/2019	156,721
	Fannie Mae Pool #AD0786	197,356	4.501%	1/1/2020	212,883
	Fannie Mae Pool #AD0910	172,945	4.601%	4/1/2020	184,074
	Fannie Mae Pool #AD1608	273,611	4.000%	2/1/2025	285,598
	Fannie Mae Pool #AD1656	148,187	4.500%	3/1/2040	153,534
*	Federal Agricultural Mortgage Corp	242,501	6.769%	4/25/2013	257,380
	Federal Home Loan Mortgage Corp	325,000	3.750%	3/27/2019	343,891
*	FHA Downtowner Apts	8	8.375%	11/1/2011	8
*	FHA Reilly #047	7,974	6.513%	8/1/2014	7,963
*	FHA USGI #87	30,399	7.430%	8/1/2023	30,703
	Ginnie Mae II pool #3665	293,057	5.500%	1/20/2035	324,285
*	Ginnie Mae II pool #4441	145,389	5.000%	5/20/2039	156,141
	Ginnie Mae Trust 2009-27 B	175,000	4.353%	2/16/2041	183,627
	Ginnie Mae Trust 2009-114 A	129,095	3.103%	12/16/2038	133,299

Total Mortgage-Backed Securities (Cost $3,949,987)					4,082,082

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.33%
	Citigroup/Deutsche Bank CMT 2006-CD3 AJ	305,000	5.688%	10/15/2048	253,784
	JP Morgan Chase CMS 2006-CB17 A3	300,000	5.450%	12/12/2043	306,302
	Merrill Lynch/Countrywide CMT 2006-3 AM	320,000	5.456%	7/12/2046	317,709

Total Commercial Mortgage-Backed Securities (Cost $827,785)					877,795

     (Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2011
		Shares or	Coupon /	Maturity	Value
		Principal	Discount Rate	Date	(Note 1)

CORPORATE OBLIGATIONS - 25.49%

Financials - 7.53%
	Ally Financial Inc	175,000	6.875%	8/28/2012	$181,854
	Private Export Funding Corp	150,000	4.300%	12/15/2021	157,212
	Provident Cos Inc	375,000	7.000%	7/15/2018	422,793
	USB Capital IX	275,000	3.500%	10/29/2049	227,299
	Wachovia Capital Trust III	275,000	5.570%	3/15/2079	251,625
					1,240,783
Industrials - 12.93%
	American Airlines Pass Through Trust 2011-001-B	250,000	7.000%	1/31/2018	236,250
*	Burlington Northern and Santa Fe Railway 1998-CTR	182,948	6.230%	7/2/2018	206,082
	Chesapeake Energy Corp	150,000	6.875%	11/15/2020	158,438
	Continental Airlines Inc	263,698	7.707%	4/2/2021	284,451
	CSXT TRUST 1998 A	300,000	6.550%	6/15/2013	329,299
	CVS Pass-Through Trust	177,322	6.036%	12/10/2028	188,194
*	Federal Express Corp 1999 Pass Through Trust	100,392	7.650%	7/15/2024	119,467
	Ford Motor Credit Co LLC	175,000	5.625%	9/15/2015	181,158
	Pulte Group Inc	325,000	5.250%	1/15/2014	331,500
*	Union Pacific Railroad Co 2001 Pass Through Trust	79,882	6.630%	1/27/2022	93,782
					2,128,621
Utilities - 5.03%
	Commonwealth Edison Co	200,000	5.900%	3/15/2036	209,632
	Nevada Power Co	375,000	5.875%	1/15/2015	420,046
	NextEra Energy Capital Holdings Inc	200,000	6.350%	10/1/2066	198,500
					828,178

Total Corporate Obligations (Cost $4,073,469)					4,197,582

INVESTMENT COMPANY - 2.39%
§	Dreyfus Treasury Cash Management, 0.10%	393,906			393,906

Total Investment Company (Cost $393,906)					393,906

Total Value of Investments (Cost $15,744,115(a)) - 99.00%					$16,304,193

Other Assets Less Liabilities - 1.00%					164,923

Net Assets - 100%					$16,469,116

§	Represents 7 day effective yield at June 30, 2011
*	Securities valued using Matrix System (note 1)

     (Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2011

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/(depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation	$721,525
Aggregate gross unrealized depreciation	(161,447)

Net unrealized appreciation	$560,078

Summary of Investments by Category
	% of Net
Category	Assets	Value
United States Agency & Related Obligations	41.00%	$6,752,828
Mortgage-Backed Securities	24.79%	4,082,082
Commercial Mortgage-Backed Securities	5.33%	877,795
Corporate Obligations	25.49%	4,197,582
Investment Company	2.39%	393,906
Total	99.00%	$16,304,193

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

This Schedule of Investments includes securities valued at $893,818 (5.43% of net assets) whose values have been estimated using a matrix pricing system approved by the Trust’s Board of Trustees. When a security is valued using the matrix pricing system, the value for the security is determined by considering the yields of securities of comparable price, yield, yield curve, maturity, and relative risk, especially the current market yields of U.S. Treasury securities with similar remaining years to maturity. The value for the security is then periodically recalibrated by use of an observable input such as a dealer quote. The values estimated using the matrix pricing system may differ from the values that would have resulted from actual purchase and sale transactions.

     (Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2011

Note 1 - Investment Valuation - continued

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement. The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets:

Assets	Total	Level 1	Level 2	Level 3
US Agency Obligations	$6,752,828	$-	$6,752,828	$-
Mortgage-Backed Securities	4,082,082	-	4,043,408	38,674
Commercial Mortgage-Backed Securities	877,795	-	877,795	-
Corporate Obligations	4,197,582	-	4,197,582	-
Investment Company	393,906	-	393,906	-
Total	$16,304,193	$-	$16,265,519	$38,674

(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2011

The following is a reconciliation of the Fund’s Level 3 investments in securities:

Balance, beginning of fiscal year	$42,777
Accrued discounts / (premiums)	163
Realized gain (loss)	(147)
Change in unrealized appreciation (depreciation)	(277)
Net purchases (sales)	(3,842)
Balance, end of current period	$38,674

ITEM 2. CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II

By: (Signature and Title)	/s/ T. Lee Hale, Jr. T. Lee Hale, Jr. Principal Financial Officer, EARNEST Partners Fixed Income Trust

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Douglas S. Folk Douglas S. Folk Principal Executive Officer, EARNEST Partners Fixed Income Trust

Date: August 26, 2011

By: (Signature and Title)	/s/ T. Lee Hale, Jr. T. Lee Hale, Jr. Principal Financial Officer, EARNEST Partners Fixed Income Trust

Date: August 26, 2011